John Hancock
Multi-Asset High Income Fund
(formerly known as John Hancock Income Allocation Fund)
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Affiliated investment companies (A) 84.6%		$4,930,618
(Cost $5,047,219)
Equity 14.0%		817,566
Global Equity, Class NAV, JHF II (MIM US) (B)	24,184	265,783
Global Shareholder Yield, Class NAV, JHF III (Epoch)	57,239	551,783
Fixed income 70.6%		4,113,052
Bond, Class NAV, JHSB (MIM US) (B)	77,107	1,263,791
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	56,086	482,900
Floating Rate Income, Class NAV, JHF II (Bain Capital)	30,565	232,597
High Yield, Class NAV, JHBT (MIM US) (B)	109,764	346,854
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	27,181	248,709
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	118,673	1,237,763

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	28,424	300,438
Unaffiliated investment companies 15.3%		$894,016
(Cost $933,492)
Exchange-traded funds 15.3%		894,016
iShares Preferred & Income Securities ETF	3,666	128,823
SPDR S&P International Dividend ETF	6,006	195,675
Vanguard Global ex-U.S. Real Estate ETF	1,286	58,809
Vanguard High Dividend Yield ETF	5,376	431,266
Vanguard Real Estate ETF (C)	1,026	79,443

	Yield (%)	Shares	Value
Short-term investments 1.7%			$98,184
(Cost $98,176)
Short-term funds 1.7%			98,184
John Hancock Collateral Trust (D)	0.3653(E)	7,994	80,032
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1303(E)	18,152	18,152

Total investments (Cost $6,078,887) 101.6%	$5,922,818
Other assets and liabilities, net (1.6%)	(95,389)
Total net assets 100.0%	$5,827,429

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $78,210.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-20.

Subadvisors of Affiliated Underlying Funds
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Epoch Investment Partners, Inc.	(Epoch)
Manulife Investment Management (US) LLC	(MIM US)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds, including John Hancock Collateral Trust (JHCT), and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	77,107	$1,398,561	$351,140	$(485,889)	$15,042	$(15,063)	$34,796	$8,620	$1,263,791
Emerging Markets Debt	56,086	498,669	128,094	(109,104)	(1,658)	(33,101)	19,196	—	482,900
Floating Rate Income	30,565	242,857	54,555	(44,614)	(1,519)	(18,682)	10,049	—	232,597
Global Equity	24,184	274,288	70,418	(68,143)	2,153	(12,933)	5,412	1,342	265,783
Global Shareholder Yield	57,239	563,815	163,604	(112,774)	757	(63,619)	11,563	9,680	551,783
High Yield	109,764	334,515	93,183	(58,450)	(917)	(21,477)	14,232	—	346,854
John Hancock Collateral Trust	7,994	50,150	7,295,897	(7,266,282)	259	8	2,030	—	80,032
Short Duration Credit Opportunities	27,181	260,431	51,797	(52,828)	(1,592)	(9,099)	6,935	—	248,709
Strategic Income Opportunities	118,673	1,338,627	266,213	(338,325)	(7,784)	(20,968)	24,243	—	1,237,763
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. High Yield Bond	28,424	$285,320	$81,618	$(53,356)	$(1,395)	$(11,749)	$11,866	—	$300,438
					$3,346	$(206,683)	$140,322	$19,642	$5,010,650
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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